              ASSET MANAGEMENT PORTFOLIO II                                  29
              -----------------------------------------------------------------



STATEMENT OF ASSETS AND LIABILITIES
=======================================================================================================
September 30, 1995 (unaudited)

-------------------------------------------------------------------------------------------------------
ASSETS
-------------------------------------------------------------------------------------------------------
         Investments, at Value (Cost $37,907,095, including Repurchase Agreement
             amounting to $5,975,881)                                                       $39,009,835
-------------------------------------------------------------------------------------------------------
         Cash                                                                                    42,914
-------------------------------------------------------------------------------------------------------
         Receivable for Securities Sold                                                       2,138,646
-------------------------------------------------------------------------------------------------------
         Dividends and Interest Receivable                                                      202,068
-------------------------------------------------------------------------------------------------------
         Variation Margin Receivable                                                              6,312
-------------------------------------------------------------------------------------------------------
         Prepaid Expenses                                                                           189
-------------------------------------------------------------------------------------------------------
         Total Assets                                                                        41,399,964
-------------------------------------------------------------------------------------------------------

LIABILITIES
-------------------------------------------------------------------------------------------------------
         Due to Bankers Trust                                                                    18,002
-------------------------------------------------------------------------------------------------------
         Payable for Securities Purchased                                                     2,870,686
-------------------------------------------------------------------------------------------------------
         Accrued Expenses and Accounts Payable                                                   12,510
-------------------------------------------------------------------------------------------------------
         Total Liabilities                                                                    2,901,198
-------------------------------------------------------------------------------------------------------

NET ASSETS                                                                                  $38,498,766
=======================================================================================================

COMPOSITION OF NET ASSETS
-------------------------------------------------------------------------------------------------------
         Paid-in Capital                                                                    $37,251,647
-------------------------------------------------------------------------------------------------------
         Net Unrealized Appreciation on Securities                                            1,102,740
-------------------------------------------------------------------------------------------------------
         Net Unrealized Appreciation on Futures Contracts                                       144,379
-------------------------------------------------------------------------------------------------------
NET ASSETS, SEPTEMBER 30, 1995                                                              $38,498,766
=======================================================================================================


             See Notes to Financial Statements on Pages 56 and 57

              ASSET MANAGEMENT PORTFOLIO II                                  30
              -----------------------------------------------------------------


STATEMENT OF OPERATIONS
=======================================================================================================
For the six months ended September 30, 1995 (unaudited)

-------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
-------------------------------------------------------------------------------------------------------
         Dividends                                                               $102,988
-------------------------------------------------------------------------------------------------------
         Interest                                                                 815,011
-------------------------------------------------------------------------------------------------------
         Total Investment Income                                                             $  917,999
-------------------------------------------------------------------------------------------------------

EXPENSES
-------------------------------------------------------------------------------------------------------
         Advisory Fee                                                             107,330
-------------------------------------------------------------------------------------------------------
         Administration and Services Fee                                           16,512
-------------------------------------------------------------------------------------------------------
         Professional Fees                                                          1,920
-------------------------------------------------------------------------------------------------------
         Insurance                                                                  1,332
-------------------------------------------------------------------------------------------------------
         Trustees Fees                                                                729
-------------------------------------------------------------------------------------------------------
         Total Expenses                                                           127,823
-------------------------------------------------------------------------------------------------------
         Less: Expenses Absorbed by Bankers Trust                                 (28,750)       99,073
-------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                           818,926
-------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON SECURITIES AND FUTURES
-------------------------------------------------------------------------------------------------------
         Net Realized Gain from SecuritiesTransactions                                          211,253
-------------------------------------------------------------------------------------------------------
         Net Realized Gain from Futures Contracts                                               566,695
-------------------------------------------------------------------------------------------------------
         Net Unrealized Appreciation on Securities                                            1,154,109
-------------------------------------------------------------------------------------------------------
         Net Unrealized Appreciation on Futures Contracts                                        11,498
-------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN ON SECURITIES AND FUTURES                                    1,943,555
-------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                                                   $2,762,481
=======================================================================================================

             See Notes to Financial Statements on Pages 56 and 57

              ASSET MANAGEMENT PORTFOLIO II                                  31
              -----------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS
==========================================================================================================

                                                                                For the
                                                                       six months ended            For the
                                                                     September 30, 1995         year ended
                                                                            (unaudited)     March 31, 1995
----------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
----------------------------------------------------------------------------------------------------------
FROM OPERATIONS
----------------------------------------------------------------------------------------------------------
         Net Investment Income                                              $   818,926        $ 1,060,282
----------------------------------------------------------------------------------------------------------
         Net Realized Gain (Loss) from Securities and Futures Transactions      777,948           (692,504)
----------------------------------------------------------------------------------------------------------
         Net Unrealized Appreciation on Securities and Futures Contracts      1,165,607          1,002,727
----------------------------------------------------------------------------------------------------------
         Net Increase in Net Assets from Operations                           2,762,481          1,370,505
----------------------------------------------------------------------------------------------------------

FROM CAPITAL TRANSACTIONS
----------------------------------------------------------------------------------------------------------
         Proceeds from Capital Invested                                      12,099,901          7,542,454
----------------------------------------------------------------------------------------------------------
         Value of Capital Withdrawn                                          (1,968,006)        (2,483,935)
----------------------------------------------------------------------------------------------------------
         Net Increase in Net Assets from Capital Transactions                10,131,895          5,058,519
----------------------------------------------------------------------------------------------------------

         TOTAL INCREASE IN NET ASSETS                                        12,894,376          6,429,024
==========================================================================================================

NET ASSETS
----------------------------------------------------------------------------------------------------------
         Beginning of Period                                                 25,604,390         19,175,366
----------------------------------------------------------------------------------------------------------
         End of Period                                                      $38,498,766        $25,604,390
==========================================================================================================


             See Notes to Financial Statements on Pages 56 and 57

              ASSET MANAGEMENT PORTFOLIO II                                  32
              -----------------------------------------------------------------


FINANCIAL HIGHLIGHTS
===============================================================================
Contained below are selected ratios and supplemental data for each of the periods indicated for the Asset Management Portfolio II.

---------------------------------------------------------------------------------------------------------------------------
                                                                                                             For the period
                                                                          For the                          October 14, 1993
                                                                 six months ended            For the          (Commencement
                                                               September 30, 1995          year ended     of Operations) to
                                                                      (unaudited)      March 31, 1995        March 31, 1994
---------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA

Ratio of Net Investment Income to Average Net Assets                       4.96%*               4.41%                3.17%*

Ratio of Expenses to Average Net Assets                                    0.60%*               0.60%                0.60%*

Decrease Reflected in Above Ratio of Expenses to Average
      Net Assets Due to Absorption of Expenses by Bankers Trust            0.17%*               0.27%                0.48%*

Portfolio Turnover Rate                                                       90%                105%                   79%

Net Assets, End of Period (000's omitted)                                 $38,499             $25,604               $19,175

*  Annualized


             See Notes to Financial Statements on Pages 56 and 57

              ASSET MANAGEMENT PORTFOLIO II                                  33
              -----------------------------------------------------------------


SCHEDULE OF PORTFOLIO INVESTMENTS
===============================================================================
September 30, 1995 (unaudited)


    SHARES       DESCRIPTION                                  VALUE
===================================================================
                 COMMON STOCKS - 20.57%
-------------------------------------------------------------------
                 AEROSPACE - 0.10%
-------------------------------------------------------------------
       600       Lockheed Martin                        $    40,275
===================================================================
                 AIRLINES - 0.24%
-------------------------------------------------------------------
       600       AMR (a)                                     43,275
-------------------------------------------------------------------
       700       Delta Air Lines                             48,475
-------------------------------------------------------------------
                                                             91,750
===================================================================
                 AUTO RELATED - 1.37%
-------------------------------------------------------------------
     2,000       Chrysler                                   106,000
-------------------------------------------------------------------
     3,900       Dana                                       112,612
-------------------------------------------------------------------
     2,700       Ford Motor                                  84,038
-------------------------------------------------------------------
     3,200       General Motors                             150,000
-------------------------------------------------------------------
       900       General Motors, Cl E                        40,950
-------------------------------------------------------------------
       700       PACCAR                                      32,725
-------------------------------------------------------------------
                                                            526,325
===================================================================
                 AVIATION SERVICES - 0.22%
-------------------------------------------------------------------
     3,600       Ogden                                       84,600
===================================================================
                 BANKS - 0.41%
-------------------------------------------------------------------
       300       BankAmerica                                 17,962
-------------------------------------------------------------------
       500       BayBanks                                    37,938
-------------------------------------------------------------------
       300       Citicorp                                    21,225
-------------------------------------------------------------------
       800       First Interstate Bancorp                    80,600
-------------------------------------------------------------------
                                                            157,725
===================================================================
                 BEVERAGES - 0.59%
-------------------------------------------------------------------
     1,200       Coca Cola                                   82,800
-------------------------------------------------------------------
     2,800       PepsiCo                                    142,800
-------------------------------------------------------------------
                                                            225,600
===================================================================
                 BROADCASTING - 0.06%
-------------------------------------------------------------------
       300       Clear Channel
                 Communications (a)                          22,725
===================================================================
                 BUILDING & CONSTRUCTION - 0.09%
-------------------------------------------------------------------
     1,200       Centex                                      34,800
===================================================================
                 BUILDING FOREST PRODUCTS - 0.08%
-------------------------------------------------------------------
       300       Champion International                      16,162
-------------------------------------------------------------------
     1,200       Kaufman & Broad Home                        15,150
-------------------------------------------------------------------
                                                             31,312
===================================================================
                 CHEMICALS - 0.51%
-------------------------------------------------------------------
       500       Air Products & Chemical                     26,062
-------------------------------------------------------------------
     1,600       Du Pont (E.I.) De Nemours                  110,000
-------------------------------------------------------------------
       600       Monsanto                                    60,450
-------------------------------------------------------------------
                                                            196,512
===================================================================
                 COMPUTER SOFTWARE - 0.62%
-------------------------------------------------------------------
       600       Cisco Systems (a)                           41,400
-------------------------------------------------------------------
       800       Computer Associates International           33,800
-------------------------------------------------------------------
       300       Informix (a)                                 9,750
-------------------------------------------------------------------
     1,500       Microsoft (a)                              135,750
-------------------------------------------------------------------
       500       Oracle Systems (a)                          19,187
-------------------------------------------------------------------
                                                            239,887
===================================================================
                 CONTAINERS - 0.23%
-------------------------------------------------------------------
     1,700       Temple-Inland                               90,525
===================================================================
                 DIVERSIFIED - 0.34%
-------------------------------------------------------------------
     1,900       Textron                                    129,675
===================================================================
                 DRUGS - 1.03%
-------------------------------------------------------------------
     3,400       Merck & Co.                                190,400
-------------------------------------------------------------------
     2,300       Pfizer                                     122,762
-------------------------------------------------------------------
     1,600       Schering-Plough                             82,400
-------------------------------------------------------------------
                                                            395,562
===================================================================
                 ELECTRICAL EQUIPMENT - 1.37%
-------------------------------------------------------------------
       600       Duracell International                      26,925
-------------------------------------------------------------------

             See Notes to Financial Statements on Pages 56 and 57

              ASSET MANAGEMENT PORTFOLIO II                                  34
              -----------------------------------------------------------------


SCHEDULE OF PORTFOLIO INVESTMENTS
===============================================================================
September 30, 1995 (unaudited)


    SHARES       DESCRIPTION                                  VALUE
===================================================================
     5,600       General Electric                       $   357,000
-------------------------------------------------------------------
       300       General Instrument (a)                       9,000
-------------------------------------------------------------------
     1,600       Hewlett-Packard                            133,400
-------------------------------------------------------------------
                                                            526,325
===================================================================
                 ELECTRONICS - 0.95%
-------------------------------------------------------------------
     1,000       AlliedSignal                                44,125
-------------------------------------------------------------------
       800       AMP                                         30,800
-------------------------------------------------------------------
       800       Intel                                       48,100
-------------------------------------------------------------------
     2,000       Motorola                                   152,750
-------------------------------------------------------------------
     1,400       Teradyne (a)                                50,400
-------------------------------------------------------------------
       500       Texas Instruments                           39,937
-------------------------------------------------------------------
                                                            366,112
===================================================================
                 FINANCIAL SERVICES - 0.77%
-------------------------------------------------------------------
       300       Federal National Mortgage Assoc.            31,050
-------------------------------------------------------------------
     1,300       First Data                                  80,600
-------------------------------------------------------------------
       600       Household International                     37,200
-------------------------------------------------------------------
       700       MBNA                                        29,137
-------------------------------------------------------------------
     2,200       Travelers Group                            116,875
-------------------------------------------------------------------
                                                            294,862
===================================================================
                 FOOD SERVICES & LODGING - 0.22%
-------------------------------------------------------------------
     2,200       McDonald's                                  84,150
===================================================================
                 FOODS - 0.46%
-------------------------------------------------------------------
     1,200       CPC International                           79,200
-------------------------------------------------------------------
       300       Premark International                       15,262
-------------------------------------------------------------------
     2,800       Sara Lee                                    83,300
-------------------------------------------------------------------
                                                            177,762
===================================================================
                 HEALTH CARE DIVERSIFIED - 0.39%
-------------------------------------------------------------------
     3,100       Abbott Laboratories                        132,138
-------------------------------------------------------------------
       400       Columbia/HCA Healthcare                     19,450
-------------------------------------------------------------------
                                                            151,588
===================================================================
                 HOSPITAL SUPPLIES & SERVICES - 0.63%
-------------------------------------------------------------------
     2,300       Johnson & Johnson                          170,488
-------------------------------------------------------------------
       500       St. Jude Medical                            31,625
-------------------------------------------------------------------
       800       United Healthcare                           39,100
-------------------------------------------------------------------
                                                            241,213
===================================================================
                 HOTELS & MOTELS - 0.07%
-------------------------------------------------------------------
       700       Marriott International                      26,163
===================================================================
                 HOUSEHOLD PRODUCTS - 0.67%
-------------------------------------------------------------------
       600       Clorox                                      42,825
-------------------------------------------------------------------
     2,800       Procter & Gamble                           215,600
-------------------------------------------------------------------
                                                            258,425
===================================================================
                 INSURANCE - 0.61%
-------------------------------------------------------------------
     1,700       American International Group               144,500
-------------------------------------------------------------------
       600       General Re                                  90,600
-------------------------------------------------------------------
                                                            235,100
===================================================================
                 LEISURE RELATED - 0.49%
-------------------------------------------------------------------
     2,200       Disney (Walt)                              126,225
-------------------------------------------------------------------
       800       Harcourt General                            33,500
-------------------------------------------------------------------
     1,400       Outboard Marine                             30,100
-------------------------------------------------------------------
                                                            189,825
===================================================================
                 MACHINERY - AGRICULTURE - 0.19%
-------------------------------------------------------------------
       900       Deere & Co.                                 73,238
===================================================================
                 MACHINERY - OTHER - 0.08%
-------------------------------------------------------------------
       800       Dover                                       30,600
===================================================================
                 MANUFACTURING - 0.08%
-------------------------------------------------------------------
       800       Millipore                                   30,000
===================================================================

             See Notes to Financial Statements on Pages 56 and 57

              ASSET MANAGEMENT PORTFOLIO II                                  35
              -----------------------------------------------------------------


SCHEDULE OF PORTFOLIO INVESTMENTS
===============================================================================
September 30, 1995 (unaudited)


    SHARES       DESCRIPTION                                  VALUE
===================================================================
                 METALS - 0.14%
-------------------------------------------------------------------
       800       Alcan Aluminum Ltd.                      $  25,900
-------------------------------------------------------------------
       900       ASARCO                                      28,350
-------------------------------------------------------------------
                                                             54,250
===================================================================
                 OFFICE EQUIPMENT - 0.41%
-------------------------------------------------------------------
     1,100       International Business Machines            103,812
-------------------------------------------------------------------
       200       Sun Microsystems (a)                        12,600
-------------------------------------------------------------------
     1,700       Unisys (a)                                  13,388
-------------------------------------------------------------------
       200       Xerox                                       26,875
-------------------------------------------------------------------
                                                            156,675
===================================================================
                 OIL DOMESTIC - 0.27%
-------------------------------------------------------------------
     2,300       Tenneco                                    106,375
===================================================================
                 OIL INTERNATIONAL - 1.10%
-------------------------------------------------------------------
     1,300       Exxon                                       93,925
-------------------------------------------------------------------
     1,800       Royal Dutch Petroleum                      220,950
-------------------------------------------------------------------
     1,700       Texaco                                     109,863
-------------------------------------------------------------------
                                                            424,738
===================================================================
                 OIL SUPPLIES & CONSTRUCTION - 0.24%
-------------------------------------------------------------------
     1,400       Schlumberger Ltd.                           91,350
===================================================================
                 PAPER - 0.11%
-------------------------------------------------------------------
     1,000       International Paper                         42,000
===================================================================
                 PETROLEUM RELATED - 0.51%
-------------------------------------------------------------------
     2,300       Ashland Oil                                 76,762
-------------------------------------------------------------------
     1,100       Atlantic Richfield                         118,113
-------------------------------------------------------------------
                                                            194,875
===================================================================
                 PHOTOGRAPHY & OPTICAL - 0.05%
-------------------------------------------------------------------
       300       Eastman Kodak                               17,775
===================================================================
                 PRINTING & PUBLISHING - 0.23%
-------------------------------------------------------------------
       400       McGraw-Hill                                 32,700
-------------------------------------------------------------------
     1,400       Time Warner                                 55,650
-------------------------------------------------------------------
                                                             88,350
===================================================================
                 RAILROADS - 0.21%
-------------------------------------------------------------------
     1,200       Conrail                                     82,500
===================================================================
                 REAL ESTATE - 0.09%
-------------------------------------------------------------------
     1,200       Pulte                                       34,050
===================================================================
                 RETAIL - 0.71%
-------------------------------------------------------------------
     1,600       Dayton Hudson                              121,400
-------------------------------------------------------------------
     3,200       Fleming                                     76,800
-------------------------------------------------------------------
     3,000       Wal-Mart Stores                             74,625
-------------------------------------------------------------------
                                                            272,825
===================================================================
                 TELECOMMUNICATIONS - 0.76%
-------------------------------------------------------------------
     2,400       AT&T                                       157,800
-------------------------------------------------------------------
       500       Capital Cities/ABC                          58,813
-------------------------------------------------------------------
     3,800       Comcast, Cl A                               76,000
-------------------------------------------------------------------
                                                            292,613
===================================================================
                 TOBACCO - 0.58%
-------------------------------------------------------------------
     3,900       American Brands                            164,775
-------------------------------------------------------------------
       700       Philip Morris                               58,450
-------------------------------------------------------------------
                                                            223,225
===================================================================
                 TRUCKING - SHIPPING - 0.20%
-------------------------------------------------------------------
     3,000       Ryder System                                76,125
===================================================================
                 UTILITY - ELECTRIC - 1.68%
-------------------------------------------------------------------
     4,500       Detroit Edison                             145,125
-------------------------------------------------------------------
     3,700       Houston Industries                         163,262
-------------------------------------------------------------------
     3,500       Pacific Gas &Electric                      104,563
-------------------------------------------------------------------
     6,400       PECO Energy                                183,200
-------------------------------------------------------------------
     2,900       SCE                                         51,475
-------------------------------------------------------------------
                                                            647,625
===================================================================


             See Notes to Financial Statements on Pages 56 and 57

              ASSET MANAGEMENT PORTFOLIO II                     36
              ----------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
===================================================================
September 30, 1995 (unaudited)

    SHARES       DESCRIPTION                                  VALUE
===================================================================
                 UTILITY -  NATURAL GAS - 0.32%
-------------------------------------------------------------------
     2,800       ONEOK                                 $     65,100
-------------------------------------------------------------------
     2,200       Panhandle Eastern                           59,950
-------------------------------------------------------------------
                                                            125,050
===================================================================
                 UTILITY - TELEPHONE - 0.09%
-------------------------------------------------------------------
       600       Bell Atlantic                               36,825
===================================================================
TOTAL COMMON STOCKS
(Cost $6,965,446)                                       $ 7,919,862
===================================================================
                 PREFERRED STOCK
                 NON-CONVERTIBLE - 0.00%
-------------------------------------------------------------------
                 DIVERSIFIED - 0.00%
-------------------------------------------------------------------
        19       Teledyne (Cost $275)                    $      264
===================================================================

===================================================================
   PRINCIPAL
   AMOUNT          CORPORATE DEBENTURES - 4.61%
-------------------------------------------------------------------
                   AEROSPACE - 0.20%
-------------------------------------------------------------------
$        75,000    Lockheed, 7.875%, 3/15/23             $   77,406
===================================================================
                   AUTO RELATED - 0.31%
-------------------------------------------------------------------
        120,000    Ford Motor Credit, 5.625%, 3/3/97        119,089
===================================================================
                   BANKS - 1.06%
-------------------------------------------------------------------
         80,000    Citicorp, 8.00%, 2/1/03                   85,584
-------------------------------------------------------------------
        100,000    Dresdner Bank, 6.625%, 9/15/05            99,526
-------------------------------------------------------------------
         50,000    Fleet/Norstar Group, 7.65%, 3/1/97        50,799
-------------------------------------------------------------------
        140,000    International Bank Reconstruction &
                   Development, 8.875%, 3/1/26              171,782
-------------------------------------------------------------------
                                                            407,691
===================================================================
                   FINANCIAL SERVICES - 1.16%
-------------------------------------------------------------------
                   General Motors Acceptance:
         85,000    8.625%, 1/18/01                           92,488
-------------------------------------------------------------------
          7,165    5.55%, 5/15/97                             7,155
-------------------------------------------------------------------
         50,000    Goldman Sachs, 6.3125%, 2/23/98 (b) (e)   50,027
-------------------------------------------------------------------
         55,000    KFW International Finance,
                   8.20%, 6/1/06                             60,945
-------------------------------------------------------------------


PRINCIPAL
 AMOUNT            DESCRIPTION                                VALUE
-------------------------------------------------------------------
$        60,000    PaineWebber Group,
                   9.25%, 12/15/01                           66,233
-------------------------------------------------------------------
         40,000    Swedish Export Credit,
                   9.875%, 3/15/38                           44,116
-------------------------------------------------------------------
        125,000    Washington Mutual Savings Bank,
                   7.25%, 8/15/05                           126,957
-------------------------------------------------------------------
                                                            447,921
===================================================================
                   HOSPITAL SUPPLIES & SERVICES - 0.40%
-------------------------------------------------------------------
                   Columbia/HCA Healthcare:
-------------------------------------------------------------------
         95,000    6.91%, 6/15/05                            95,297
-------------------------------------------------------------------
         50,000    8.70%, 2/10/10                           57, 272
-------------------------------------------------------------------
                                                            152,569
===================================================================
                   INDUSTRIAL - 0.27%
-------------------------------------------------------------------
         70,000    Auburn Hills Trust, 12.00%, 5/1/20       102,851
===================================================================
                   OIL - INTERNATIONAL - 0.21%
-------------------------------------------------------------------
         75,000    BHP Finance USA, 7.875%, 12/1/02          79,456
===================================================================
                   RETAIL - 0.18%
-------------------------------------------------------------------
         65,000    May Department Stores,
                   8.375%, 8/1/24                            69,791
===================================================================
                   UTILITY - ELECTRIC - 0.60%
-------------------------------------------------------------------
         75,000    Delmarva Power & Light,
                   7.71%, 6/1/25                             76,379
-------------------------------------------------------------------
         45,000    Idaho Power, 8.00%, 3/15/04               48,253
-------------------------------------------------------------------
         60,000    Potomac Edison, 8.00%, 6/1/24             62,400
-------------------------------------------------------------------
         40,000    Virginia Electric & Power,
                   8.625%, 10/1/24                           44,477
-------------------------------------------------------------------
                                                            231,509
===================================================================
                   UTILITY - NATURAL GAS - 0.22%
-------------------------------------------------------------------
         75,000    KN Energy, 9.625%, 8/1/21                 85,953
-------------------------------------------------------------------
TOTAL CORPORATE DEBENTURES
(Cost $1,725,115)                                       $ 1,774,236
===================================================================

              See Notes to Financial Statements on Pages 56 and 57

              ASSET MANAGEMENT PORTFOLIO II                     37
              ----------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
===================================================================
September 30, 1995 (unaudited)

      PRINCIPAL
      AMOUNT       DESCRIPTION                                VALUE
===================================================================
                   CORPORATE DEBENTURES -
                   FOREIGN - 0.30%
-------------------------------------------------------------------
                   GERMANY - 0.30%
-------------------------------------------------------------------
$       115,000    Norddeutsche Landesbank
                   6.875%, 3/10/03 (Cost $110,157)      $   115,359
===================================================================
                   ASSET- BACKED
                   SECURITIES - 14.04%
-------------------------------------------------------------------
                   CORPORATE - 0.43%
-------------------------------------------------------------------
                   Standard Credit Card:
-------------------------------------------------------------------
$        35,000    8.25%, 11/7/03                       $    37,887
-------------------------------------------------------------------
        125,000    7.25%, 4/7/06                            129,483
-------------------------------------------------------------------
                                                            167,370
===================================================================
                   U.S. GOVERNMENT & AGENCIES - 13.61%
-------------------------------------------------------------------
                   FHLMC: (d)
-------------------------------------------------------------------
        100,000    6.93%, 9/5/00                            100,898
-------------------------------------------------------------------
         74,164    7.50%, 12/1/08                            75,546
-------------------------------------------------------------------
        510,418    9.50%, 2/1/25                            539,600
-------------------------------------------------------------------
                   FNMA: (d)
-------------------------------------------------------------------
        339,778    6.00%, 1/1/01                            333,564
-------------------------------------------------------------------
        140,000    8.625%, 11/10/04                         150,307
-------------------------------------------------------------------
        112,951    8.00%, 7/1/25                            115,492
-------------------------------------------------------------------
                   GNMA: (d)
-------------------------------------------------------------------
        700,000    9.00%, 2/1/21                            737,620
-------------------------------------------------------------------
      1,171,027    6.50%, 9/15/23                         1,130,039
-------------------------------------------------------------------
      2,000,039    8.00%, 7/15/25                         2,056,260
-------------------------------------------------------------------
                                                          5,239,326
===================================================================
TOTAL ASSET-BACKED SECURITIES
(Cost $5,448,485)                                       $ 5,406,696
===================================================================
                   GOVERNMENTS FOREIGN - 0.61%
-------------------------------------------------------------------
                   CANADA - 0.31%
-------------------------------------------------------------------
$       125,000    Manitoba, 6.125%, 1/19/04            $   121,006
===================================================================
                   ITALY - 0.10%
-------------------------------------------------------------------
         40,000    Republic of Italy, 6.875%, 9/27/23        36,550
===================================================================
                   NEW ZEALAND - 0.20%
-------------------------------------------------------------------
         65,000    New Zealand Government,
                   8.75%, 12/15/06                           76,326
===================================================================
TOTAL GOVERNMENTS FOREIGN
(Cost $227,305)                                         $   233,882
===================================================================
                   LONG-TERM U.S. TREASURY
                   SECURITIES - 19.37%
-------------------------------------------------------------------
                   U.S. TREASURY BONDS - 3.77%
-------------------------------------------------------------------
$       550,000    8.125%, 8/15/19                      $   645,734
-------------------------------------------------------------------
        750,000    7.25%, 8/15/22                           806,250
-------------------------------------------------------------------
                                                          1,451,984
===================================================================
                   U.S. TREASURY NOTES - 15.60%
-------------------------------------------------------------------
      1,050,000    6.00%, 6/30/96                         1,051,802
-------------------------------------------------------------------
        140,000    7.50%, 12/31/96                          142,822
-------------------------------------------------------------------
      1,535,000    5.125%, 11/30/98                       1,499,269
-------------------------------------------------------------------
      1,300,000    6.25%, 8/31/00                         1,312,592
-------------------------------------------------------------------
        845,000    8.50%, 11/15/00                          935,045
-------------------------------------------------------------------
        994,000    7.25%, 8/15/04                         1,062,648
-------------------------------------------------------------------
                                                          6,004,178
===================================================================
TOTAL LONG-TERM U.S. TREASURY SECURITIES
(Cost $7,328,572)                                       $ 7,456,162
===================================================================

              See Notes to Financial Statements on Pages 56 and 57

              ASSET MANAGEMENT PORTFOLIO II                     38
              ----------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
===================================================================
September 30, 1995 (unaudited)

PRINCIPAL
AMOUNT             DESCRIPTION                                VALUE
===================================================================
                   SHORT-TERM INVESTMENTS  -  41.83%
-------------------------------------------------------------------
                   U.S. TREASURY BILLS - 26.31%
-------------------------------------------------------------------
$       245,000    5.40%, 10/12/95 (c)                  $   244,603
-------------------------------------------------------------------
     10,000,000    5.42%, 12/21/95                        9,882,890
-------------------------------------------------------------------
                                                         10,127,493
===================================================================
                   REPURCHASE AGREEMENT - 15.52%
-------------------------------------------------------------------
      5,975,881    Repurchase Agreement with Sanwa
                   Bank, Dated 9/29/95, 6.25%,
                   Principal and Interest in the
                   Amount of $5,977,956 Due 10/2/95,
                   (Collateralized by U.S. Treasury
                   Bonds, Par Value of $4,044,000,
                   12.75%, Due 11/15/10, Value of
                   $6,140,561)                            5,975,881
===================================================================
TOTAL SHORT-TERM INVESTMENTS
(Cost $16,101,740)                                      $16,103,374
===================================================================
TOTAL INVESTMENTS
(Cost $37,907,095)                            101.33%   $39,009,835
-------------------------------------------------------------------
Liabilities in Excess of Other Assets          (1.33)      (511,069)
-------------------------------------------------------------------
NET ASSETS                                    100.00%   $38,498,766
===================================================================

     NUMBER OF
     FUTURES                                         NET UNREALIZED
     CONTRACTS     DESCRIPTION                         APPRECIATION
===================================================================

                   FUTURES CONTRACTS
-------------------------------------------------------------------
19                 S&P 500 December 1995 Long
                   Futures (Market Value $5,587,900)    $   138,629
-------------------------------------------------------------------
23                 U.S. Treasury December 1995 Long
                   Futures (Market Value $2,535,750)          5,750
-------------------------------------------------------------------
                                                        $   144,379
===================================================================

(a)  Non-Income Producing Security
(b)  Quarterly Floating Rate Note
(c)  Held as Collateral for Futures Contracts
(d)  The following abbreviations are used in the portfolio descriptions:

     FHLMC - Federal Home Loan Mortgage Corporation
     FNMA - Federal National Mortgage Association
     GNMA - Government National Mortgage Association

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of this security amounted to $50,027 or 0.13% of net assets.


              See Notes to Financial Statements on Pages 56 and 57

             ASSET MANAGEMENT PORTFOLIOS                         56
             ------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (unaudited)
===================================================================

NOTE 1 - ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

A. Organization

The Asset Management Portfolio, Asset Management Portfolio II and Asset Management Portfolio III (each a "Portfolio", and collectively, the "Portfolios") are registered under the Investment Company Act of 1940 (the "Act"), as amended, as open-end management investment companies. The Asset Management Portfolio was organized on June 9, 1992 as an unincorporated trust under the laws of New York and commenced operations on September 16, 1993. The Asset Management Portfolio II was organized on October 28, 1992, as an unincorporated trust under the laws of New York and commenced operations on October 14, 1993. The Asset Management Portfolio III was organized on October 28, 1992 as an unincorporated trust under the laws of New York and commenced operations on October 15, 1993. The Declaration of Trust permits the Board of Trustees (the "Trustees") to issue beneficial interests in each of the Portfolios.

B. Security Valuation

The Portfolios' investments are valued each business day by an independent pricing service (the "Service") approved by the Trustees. Securities traded on national exchanges or traded in the NASDAQ National Market System are valued at the last sales prices reported at the close of business each day. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and asked prices. Short-term obligations with remaining maturities of 60 days or less are valued at amortized cost which with accrued interest approximates value. Securities for which quotations are not available are stated at fair value as determined by the Trustees.

C. Security Transactions and Interest Income

Security transactions are accounted for on a trade date basis (date the order to buy or sell is executed). Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis and includes amortization of premium and discount on investments. Realized gains and losses from securities transactions are recorded on the identified cost basis.

Each of the Portfolios may enter into repurchase agreements with financial institutions deemed to be creditworthy by the Portfolios' Investment Advisers, subject to the seller's agreement to repurchase such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the Portfolios' custodian, and pursuant to the terms of the repurchase agreement must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Portfolios will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Portfolios maintain the right to sell the underlying securities at market value and may claim any resulting loss against the seller.

All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolios are allocated pro rata among the investors in the Portfolios at the time of such determination.

D. Federal Income Taxes

It is each Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to it. Therefore, no federal income tax provision is required.

             ASSET MANAGEMENT PORTFOLIOS                         57
             ------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (unaudited)
===================================================================

Note 2 - FEES and TRANSACTIONS with AFFILIATES

The Portfolios have entered into an Administration and Services Agreement with Bankers Trust Company ("Bankers Trust"). Under this Administration and Services Agreement, Bankers Trust provides administrative, custody, transfer agency and shareholder services to each of the Portfolios in return for a fee computed daily and paid monthly at an annual rate of 0.10 of 1% of the Portfolios' average daily net assets. For the six months ended September 30, 1995, these fees aggregated $68,016, $16,512 and $11,981 for the Asset Management Portfolio, Asset Management Portfolio II andAsset Management Portfolio III, respectively.

The Portfolios have entered into an Advisory Agreement with Bankers Trust. Under this Advisory Agreement, Bankers Trust manages the Portfolios in accordance with the Portfolios' investment objective and stated investment policies in return for a fee computed daily and paid monthly at an annual rate of 0.65 of 1% of the Portfolios' average daily net assets. For the six months ended September 30, 1995, these fees aggregated $442,103, $107,330, and $77,879 for the Asset Management Portfolio, Asset Management Portfolio IIand Asset Management Portfolio III, respectively.

Bankers Trust has voluntarily undertaken to waive and reimburse expenses of each Portfolio, to the extent necessary, to limit all expenses to 0.60 of 1% of the average daily net assets of each Portfolio. For the six months ended September 30, 1995, expenses of the Asset Management Portfolio, Asset Management Portfolio II and Asset Management Portfolio III have been reduced $110,846, $28,750 and $21,826, respectively.

Certain trustees and officers of the Portfolios are also directors, officers and/or employees of Signature. None of the trustees so affiliated received compensation for services as trustee of the Portfolios. Similarly, none of the Portfolios' officers received compensation from the Portfolios.

NOTE 3 - PURCHASES AND SALES OF INVESTMENT SECURITIES

The aggregate cost of purchases and proceeds from sales of investments, other than short-term obligations, for the six months ended September 30, 1995, were as follows:


Portfolio                      Purchases                    Sales
---------                      ---------                    -----
Asset Management               $58,067,782               $40,012,378
Asset Management II             21,938,698                15,744,528
Asset Management III            18,352,445                17,366,459

The aggregate gross unrealized appreciation/depreciation for all investments, were as follows:

Portfolio                      Appreciation              Depreciation
---------                      ------------              ------------
Asset Management                $8,589,840                  $508,727
Asset Management II              1,239,562                   136,822
Asset Management III               920,111                   125,280

The Portfolio may enter into financial futures contracts as an investment technique designed to hedge against anticipated future change in general market prices which otherwise might either adversely affect the value of securities held by the Portfolio or adversely affect the prices of securities which are intended to be purchased at a later date for the Portfolio. Investment in financial futures require initial margin deposits which consist of cash or cash equivalents equal to approximately 5% to 10% of the contract amount. During the period the financial futures are open, changes in the value of the contracts are recognized by "mark to market" on a daily basis to reflect the market value of the contracts at the close of each day's trading. Accordingly, variation margin payments are made or received to reflect daily unrealized gains or losses. When the contracts are closed, the Portfolios recognize a realized gain or loss. The use of futures contracts involves elements of market risk in excess of amounts recognized in the statement of assets and liabilities.

              ASSET MANAGEMENT PORTFOLIO III                          43
              ----------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
=======================================================================================================
September 30, 1995 (unaudited)

-------------------------------------------------------------------------------------------------------
ASSETS
-------------------------------------------------------------------------------------------------------
         Investments, at Value (Cost $24,938,137, including
           Repurchase Agreement amounting to $2,774,224)                                    $25,732,968
-------------------------------------------------------------------------------------------------------
         Receivable for Securities Sold                                                       2,140,320
-------------------------------------------------------------------------------------------------------
         Cash                                                                                    53,642
-------------------------------------------------------------------------------------------------------
         Dividends and Interest Receivable                                                      179,268
-------------------------------------------------------------------------------------------------------
         Prepaid Expenses                                                                           189
-------------------------------------------------------------------------------------------------------
         Total Assets                                                                        28,106,387
-------------------------------------------------------------------------------------------------------
LIABILITIES
-------------------------------------------------------------------------------------------------------
         Due to Bankers Trust                                                                    10,322
-------------------------------------------------------------------------------------------------------
         Payable for Securities Purchased                                                     2,142,920
-------------------------------------------------------------------------------------------------------
         Variation Margin Payable                                                                 3,625
-------------------------------------------------------------------------------------------------------
         Accrued Expenses and Accounts Payable                                                   13,289
-------------------------------------------------------------------------------------------------------
         Total Liabilities                                                                    2,170,156
-------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                  $25,936,231
=======================================================================================================

COMPOSITION OF NET ASSETS
-------------------------------------------------------------------------------------------------------
         Paid-in Capital                                                                    $25,147,038
-------------------------------------------------------------------------------------------------------
         Net Unrealized Appreciation on Securities                                              794,831
-------------------------------------------------------------------------------------------------------
         Net Unrealized (Depreciation) on Futures Contracts                                      (5,638)
-------------------------------------------------------------------------------------------------------
NET ASSETS, SEPTEMBER 30, 1995                                                              $25,936,231
=======================================================================================================

              See Notes to Financial Statements on Pages 56 and 57

              ASSET MANAGEMENT PORTFOLIO III                           44
              -----------------------------------------------------------

STATEMENT OF OPERATIONS
=======================================================================================================
For the six months ended September 30, 1995 (unaudited)

-------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
-------------------------------------------------------------------------------------------------------
         Dividends                                                               $ 52,310
-------------------------------------------------------------------------------------------------------
         Interest                                                                 666,287
-------------------------------------------------------------------------------------------------------
         Total Investment Income                                                             $  718,597
-------------------------------------------------------------------------------------------------------
EXPENSES
-------------------------------------------------------------------------------------------------------
         Advisory Fee                                                              77,879
-------------------------------------------------------------------------------------------------------
         Administration and Services Fee                                           11,981
-------------------------------------------------------------------------------------------------------
         Professional Fees                                                          1,793
-------------------------------------------------------------------------------------------------------
         Trustees Fees                                                                729
-------------------------------------------------------------------------------------------------------
         Insurance                                                                  1,332
-------------------------------------------------------------------------------------------------------
         Total Expenses                                                            93,714
-------------------------------------------------------------------------------------------------------
         Less:Expenses Absorbed by Bankers Trust                                  (21,826)       71,888
-------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                           646,709
-------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON SECURITIES AND FUTURES
-------------------------------------------------------------------------------------------------------
         Net Realized Gain from SecuritiesTransactions                                          323,749
-------------------------------------------------------------------------------------------------------
         Net Realized (Loss) from Futures Transactions                                         (329,247)
-------------------------------------------------------------------------------------------------------
         Net Unrealized Appreciation on Securities                                              927,117
-------------------------------------------------------------------------------------------------------
         Net Unrealized Appreciation on Futures Contracts                                        23,675
-------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN ON SECURITIES AND FUTURES                                      945,294
-------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                                                   $1,592,003
=======================================================================================================

              See Notes to Financial Statements on Pages 56 and 57

              ASSET MANAGEMENT PORTFOLIO III                          45
              ----------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS
==========================================================================================================

                                                                                For the
                                                                       six months ended            For the
                                                                     September 30, 1995         year ended
                                                                            (unaudited)     March 31, 1995
----------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
----------------------------------------------------------------------------------------------------------
FROM OPERATIONS
----------------------------------------------------------------------------------------------------------
         Net Investment Income                                              $   646,709        $ 1,019,467
----------------------------------------------------------------------------------------------------------
         Net Realized (Loss) from Securities and Futures Transactions            (5,498)          (783,153)
-----------------------------------------------------------------------------------------------------------
         Net Unrealized Appreciation on Securities and Futures Contracts        950,792            505,973
----------------------------------------------------------------------------------------------------------
         Net Increase in Net Assets from Operations                           1,592,003            742,287
----------------------------------------------------------------------------------------------------------

FROM CAPITAL TRANSACTIONS
----------------------------------------------------------------------------------------------------------
         Proceeds from Capital Invested                                       4,371,610          5,531,582
----------------------------------------------------------------------------------------------------------
         Value of Capital Withdrawn                                          (1,228,982)        (2,658,595)
-----------------------------------------------------------------------------------------------------------
         Net Increase in Net Assets from Capital Transactions                 3,142,628          2,872,987
----------------------------------------------------------------------------------------------------------

         Total Increase in Net Assets                                         4,734,631          3,615,274
==========================================================================================================

NET ASSETS
----------------------------------------------------------------------------------------------------------
         Beginning of Period                                                 21,201,600         17,586,326
----------------------------------------------------------------------------------------------------------
         End of Period                                                      $25,936,231        $21,201,600
==========================================================================================================

              See Notes to Financial Statements on Pages 56 and 57

              ASSET MANAGEMENT PORTFOLIO III                            46
              ------------------------------------------------------------


FINANCIAL HIGHLIGHTS
=========================================================================
Contained below are selected ratios and supplemental data for each of the periods indicated for the Asset Management Portfolio III.
-------------------------------------------------------------------------

                                                                                                             For the period
                                                                          For the                          October 15, 1993
                                                                 six months ended            For the          (Commencement
                                                               September 30, 1995          year ended     of Operations) to
                                                                       (unaudited)     March 31, 1995        March 31, 1994
---------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA

Ratio of Net Investment Income to Average Net Assets                        5.40%*               4.87%                3.51%*

Ratio of Expenses to Average Net Assets                                     0.60%*               0.60%                0.60%*

Decrease Reflected in Above Ratio of Expenses to Average

Net Assets Due to Absorption of Expenses by Bankers Trust                   0.18%*               0.30%                0.49%*

Portfolio Turnover Rate                                                       95%                111%                84.30%

Net Assets, End of Period (000's omitted)                                 $25,936             $21,202               $17,586


*  Annualized


              See Notes to Financial Statements on Pages 56 and 57

              ASSET MANAGEMENT PORTFOLIO III                    47
              ----------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
===================================================================
September 30, 1995 (unaudited)

    SHARES       DESCRIPTION                                  VALUE
===================================================================
                 COMMON STOCKS - 16.33%
-------------------------------------------------------------------
                 AEROSPACE - 0.05%
-------------------------------------------------------------------
       200       Lockheed Martin                        $    13,425
===================================================================
                 AIRLINES - 0.19%
-------------------------------------------------------------------
       400       AMR (a)                                     28,850
-------------------------------------------------------------------
       300       Delta Air Lines                             20,775
-------------------------------------------------------------------
                                                             49,625
===================================================================
                 AUTO RELATED - 1.04%
-------------------------------------------------------------------
     1,000       Chrysler                                    53,000
-------------------------------------------------------------------
     1,700       Dana                                        49,087
-------------------------------------------------------------------
     1,500       Ford Motor                                  46,687
-------------------------------------------------------------------
     1,700       General Motors                              79,688
-------------------------------------------------------------------
       400       General Motors, Cl E                        18,200
-------------------------------------------------------------------
       500       PACCAR                                      23,375
-------------------------------------------------------------------
                                                            270,037
===================================================================
                 AVIATION SERVICES - 0.18%
-------------------------------------------------------------------
     2,000       Ogden                                       47,000
===================================================================
                 BANKS - 0.40%
-------------------------------------------------------------------
       200       BankAmerica                                 11,975
-------------------------------------------------------------------
       300       BayBanks                                    22,762
-------------------------------------------------------------------
       200       Citicorp                                    14,150
-------------------------------------------------------------------
       400       First Interstate Bancorp                    40,300
-------------------------------------------------------------------
       200       SunTrust Banks                              13,225
-------------------------------------------------------------------
                                                            102,412
===================================================================
                 BEVERAGES - 0.46%
-------------------------------------------------------------------
       700       Coca Cola                                   48,300
-------------------------------------------------------------------
     1,400       Pepsico                                     71,400
-------------------------------------------------------------------
                                                            119,700
===================================================================
                 BROADCASTING - 0.03%
-------------------------------------------------------------------
       100       Clear Channel Communications (a)             7,575
===================================================================
                 BUILDING & CONSTRUCTION - 0.08%
-------------------------------------------------------------------
       700       Centex                                      20,300
===================================================================
                 BUILDING FOREST PRODUCTS - 0.08%
-------------------------------------------------------------------
       200       Champion International                      10,775
-------------------------------------------------------------------
       700       Kaufman &Broad Home                          8,837
-------------------------------------------------------------------
                                                             19,612
===================================================================
                 CHEMICALS - 0.39%
-------------------------------------------------------------------
       300       Air Products & Chemical                     15,637
-------------------------------------------------------------------
       800       Du Pont (E.I.) De Nemours                   55,000
-------------------------------------------------------------------
       300       Monsanto                                    30,225
-------------------------------------------------------------------
                                                            100,862
===================================================================
                 COMPUTER SOFTWARE - 0.48%
-------------------------------------------------------------------
       300       Cisco Systems (a)                           20,700
-------------------------------------------------------------------
       400       Computer Associates International           16,900
-------------------------------------------------------------------
       100       Informix (a)                                 3,250
-------------------------------------------------------------------
       800       Microsoft (a)                               72,400
-------------------------------------------------------------------
       300       Oracle Systems (a)                          11,512
-------------------------------------------------------------------
                                                            124,762
===================================================================
                 CONTAINERS - 0.21%
-------------------------------------------------------------------
     1,000       Temple-Inland                               53,250
===================================================================
                 COSMETICS - 0.02%
-------------------------------------------------------------------
       100       Gillette                                     4,762
===================================================================
                 DIVERSIFIED - 0.26%
-------------------------------------------------------------------
     1,000       Textron                                     68,250
===================================================================
                 DRUGS - 0.75%
-------------------------------------------------------------------
     1,700       Merck & Co.                                 95,200
-------------------------------------------------------------------
     1,100       Pfizer                                      58,712
-------------------------------------------------------------------
       800       Schering-Plough                             41,200
-------------------------------------------------------------------
                                                            195,112
===================================================================

              See Notes to Financial Statements on Pages 56 and 57

              ASSET MANAGEMENT PORTFOLIO III                    48
              ----------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
===================================================================
September 30, 1995 (unaudited)

    SHARES       DESCRIPTION                                  VALUE
===================================================================
                 ELECTRICAL EQUIPMENT - 1.08%
-------------------------------------------------------------------
       300       Duracell International                 $    13,462
-------------------------------------------------------------------
     3,100       General Electric                           197,625
-------------------------------------------------------------------
       100       General Instrument (a)                       3,000
-------------------------------------------------------------------
       800       Hewlett-Packard                             66,700
-------------------------------------------------------------------
                                                            280,787
===================================================================
                 ELECTRONICS - 0.78%
-------------------------------------------------------------------
       600       AlliedSignal                                26,475
-------------------------------------------------------------------
       500       AMP                                         19,250
-------------------------------------------------------------------
       400       Intel                                       24,050
-------------------------------------------------------------------
     1,100       Motorola                                    84,012
-------------------------------------------------------------------
       700       Teradyne (a)                                25,200
-------------------------------------------------------------------
       300       Texas Instruments                           23,963
-------------------------------------------------------------------
                                                            202,950
===================================================================
                 FINANCIAL SERVICES - 0.65%
-------------------------------------------------------------------
       100       Federal National Mortgage Assoc.            10,350
-------------------------------------------------------------------
       700       First Data                                  43,400
-------------------------------------------------------------------
       300       Household International                     18,600
-------------------------------------------------------------------
       400       MBNA                                        16,650
-------------------------------------------------------------------
     1,500       Travelers Group                             79,688
-------------------------------------------------------------------
                                                            168,688
===================================================================
                 FOOD SERVICES & LODGING - 0.16%
-------------------------------------------------------------------
     1,100       McDonald's                                  42,075
===================================================================
                 FOODS - 0.40%
-------------------------------------------------------------------
       600       CPC International                           39,600
-------------------------------------------------------------------
       200       Premark International                       10,175
-------------------------------------------------------------------
     1,400       Sara Lee                                    41,650
-------------------------------------------------------------------
       100       Unilever N.V., ADR                          13,000
-------------------------------------------------------------------
                                                            104,425
===================================================================
                 HEALTH CARE DIVERSIFIED - 0.40%
-------------------------------------------------------------------
     2,100       Abbott Laboratories                         89,512
-------------------------------------------------------------------
       300       Columbia/HCA Healthcare                     14,588
-------------------------------------------------------------------
                                                            104,100
===================================================================
                 HOSPITAL SUPPLIES & SERVICES - 0.47%
-------------------------------------------------------------------
     1,200       Johnson & Johnson                           88,950
-------------------------------------------------------------------
       200       St. Jude Medical                            12,650
-------------------------------------------------------------------
       400       United Healthcare                           19,550
-------------------------------------------------------------------
                                                            121,150
===================================================================
                 HOTELS & MOTELS - 0.06%
-------------------------------------------------------------------
       400       Marriott International                      14,950
===================================================================
                 HOUSEHOLD PRODUCTS - 0.50%
-------------------------------------------------------------------
       300       Clorox                                      21,413
-------------------------------------------------------------------
     1,400       Procter & Gamble                           107,800
-------------------------------------------------------------------
                                                            129,213
===================================================================
                 INSURANCE - 0.45%
-------------------------------------------------------------------
       850       American International Group                72,250
-------------------------------------------------------------------
       300       General Re                                  45,300
-------------------------------------------------------------------
                                                            117,550
===================================================================
                 LEISURE RELATED - 0.40%
-------------------------------------------------------------------
     1,200       Disney (Walt)                               68,850
-------------------------------------------------------------------
       400       Harcourt General                            16,750
-------------------------------------------------------------------
       800       Outboard Marine                             17,200
-------------------------------------------------------------------
                                                            102,800
===================================================================
                 MACHINERY - AGRICULTURE - 0.15%
-------------------------------------------------------------------
       500       Deere &Co.                                  40,688
===================================================================
                 MANUFACTURING - 0.06%
-------------------------------------------------------------------
       400       Millipore                                   15,000
===================================================================

              See Notes to Financial Statements on Pages 56 and 57

             ASSET MANAGEMENT PORTFOLIO III                      49
             ------------------------------------------------------


SCHEDULE OF PORTFOLIO INVESTMENTS
===================================================================
September 30, 1995 (unaudited)


    SHARES       DESCRIPTION                                  VALUE
===================================================================
                 METALS - 0.07%
-------------------------------------------------------------------
       600       Alcan Aluminum Ltd.                    $    19,425
===================================================================
                 OFFICE EQUIPMENT - 0.32%
-------------------------------------------------------------------
       600       International Business Machines             56,625
-------------------------------------------------------------------
       100       Sun Microsystems (a)                         6,300
-------------------------------------------------------------------
       900       Unisys (a)                                   7,087
-------------------------------------------------------------------
       100       Xerox                                       13,438
-------------------------------------------------------------------
                                                             83,450
===================================================================
                 OIL DOMESTIC - 0.22%
-------------------------------------------------------------------
       100       Enron Oil & Gas                              2,175
-------------------------------------------------------------------
     1,200       Tenneco                                     55,500
-------------------------------------------------------------------
                                                             57,675
===================================================================
                 OIL INTERNATIONAL - 0.86%
-------------------------------------------------------------------
       700       Exxon                                       50,575
-------------------------------------------------------------------
       100       Mobil                                        9,963
-------------------------------------------------------------------
       900       Royal Dutch Petroleum                      110,475
-------------------------------------------------------------------
       800       Texaco                                      51,700
-------------------------------------------------------------------
                                                            222,713
===================================================================
                 OIL SUPPLIES & CONSTRUCTION - 0.18%
-------------------------------------------------------------------
       700       Schlumberger Ltd.                           45,675
===================================================================
                 PAPER - 0.10%
-------------------------------------------------------------------
       600       International Paper                         25,200
===================================================================
                 PETROLEUM RELATED - 0.41%
-------------------------------------------------------------------
       200       Amoco                                       12,825
-------------------------------------------------------------------
     1,200       Ashland Oil                                 40,050
-------------------------------------------------------------------
       500       Atlantic Richfield                          53,688
-------------------------------------------------------------------
                                                            106,563
===================================================================
                 PHOTOGRAPHY & OPTICAL - 0.05%
-------------------------------------------------------------------
       200       Eastman Kodak                               11,850
===================================================================
                 PRINTING & PUBLISHING - 0.15%
-------------------------------------------------------------------
       200       McGraw-Hill                                 16,350
-------------------------------------------------------------------
       600       Time Warner                            $    23,850
-------------------------------------------------------------------
                                                             40,200
===================================================================
                 RAILROADS - 0.19%
-------------------------------------------------------------------
       700       Conrail                                     48,125
===================================================================
                 REAL ESTATE - 0.08%
-------------------------------------------------------------------
       700       Pulte                                       19,863
===================================================================
                 RETAIL - 0.59%
-------------------------------------------------------------------
       900       Dayton Hudson                               68,288
-------------------------------------------------------------------
     1,700       Fleming                                     40,800
-------------------------------------------------------------------
     1,800       Wal-Mart Stores                             44,775
-------------------------------------------------------------------
                                                            153,863
===================================================================
                 TELECOMMUNICATIONS - 0.71%
-------------------------------------------------------------------
     1,300       AT&T                                        85,475
-------------------------------------------------------------------
       300       Capital Cities/ABC                          35,288
-------------------------------------------------------------------
     3,200       Comcast, Cl A                               64,000
-------------------------------------------------------------------
                                                            184,763
===================================================================
                 TOBACCO - 0.47%
-------------------------------------------------------------------
     2,100       American Brands                             88,725
-------------------------------------------------------------------
       400       Philip Morris                               33,400
-------------------------------------------------------------------
                                                            122,125
===================================================================
                 TRUCKING - SHIPPING - 0.17%
-------------------------------------------------------------------
     1,700       Ryder System                                43,138
===================================================================
                 UTILITY - ELECTRIC - 1.31%
-------------------------------------------------------------------
     2,200       Detroit Edison                              70,950
-------------------------------------------------------------------
     2,100       Houston Industries                          92,662
-------------------------------------------------------------------
     1,900       Pacific Gas & Electric                      56,763
-------------------------------------------------------------------
     3,200       PECO Energy                                 91,600
-------------------------------------------------------------------
     1,600       SCE                                         28,400
-------------------------------------------------------------------
                                                            340,375
===================================================================


              See Notes to Financial Statements on Pages 56 and 57

             ASSET MANAGEMENT PORTFOLIO III                     50
             -----------------------------------------------------


SCHEDULE OF PORTFOLIO INVESTMENTS
===================================================================
September 30, 1995 (unaudited)


    SHARES       DESCRIPTION                                  VALUE
===================================================================
                 UTILITY - NATURAL GAS - 0.27%
-------------------------------------------------------------------
     1,600       ONEOK                                  $    37,200
-------------------------------------------------------------------
     1,200       Panhandle Eastern                           32,700
-------------------------------------------------------------------
                                                             69,900
===================================================================
TOTAL COMMON STOCKS
(Cost $3,716,793)                                       $ 4,235,963
===================================================================
                 PREFERRED STOCK
                 NON-CONVERTIBLE - 0.00%
-------------------------------------------------------------------
                 DIVERSIFIED - 0.00%
-------------------------------------------------------------------
        10       Teledyne (Cost $147)                   $       139
===================================================================

PRINCIPAL
AMOUNT             CORPORATE DEBENTURES - 9.95%
-------------------------------------------------------------------
                   AEROSPACE - 0.48%
-------------------------------------------------------------------
     $  120,000    Lockheed, 7.875%, 3/15/23            $   123,850
===================================================================
                   BANKS - 2.19%
-------------------------------------------------------------------
        115,000    Citicorp, 8.00%, 2/1/03                  123,027
-------------------------------------------------------------------
        120,000    Dresdner Bank, 6.625%, 9/15/05           119,432
-------------------------------------------------------------------
         60,000    Fleet/Norstar Group, 7.65%, 3/1/97        60,959
-------------------------------------------------------------------
        215,000    International Bank Reconstruction
                   & Development, 8.875%, 3/1/26            263,807
-------------------------------------------------------------------
                                                            567,225
===================================================================
                   FINANCIAL SERVICES - 3.04%
-------------------------------------------------------------------
         50,000    Dean Witter Discover,
                   6.875%, 3/1/03                            50,362
-------------------------------------------------------------------
        150,000    Ford Motor Credit, 5.625%, 3/3/97        148,861
-------------------------------------------------------------------
                   General Motors Acceptance:
          6,354    5.55%, 5/15/97                             6,345
        110,000    8.625%, 1/18/01                          119,690
-------------------------------------------------------------------
         60,000    Goldman Sachs,
                   6.3125%, 2/23/98 (b) (e)                  60,033
-------------------------------------------------------------------
         70,000    KFW International Finance,
                   8.20%, 6/1/06                             77,566
-------------------------------------------------------------------
         90,000    PaineWebber Group,
                   9.25%, 12/15/01                           99,350
-------------------------------------------------------------------
         50,000    Swedish Export Credit,
                   9.875%, 3/15/38                           55,145
-------------------------------------------------------------------
        170,000    Washington Mutual Savings Bank,
                   7.25%, 8/15/05                           172,661
-------------------------------------------------------------------
                                                            790,013
===================================================================
                   HOSPITAL SUPPLIES & SERVICES - 0.81%
-------------------------------------------------------------------
                   Columbia/HCA Healthcare:
-------------------------------------------------------------------
        130,000    6.91%, 6/15/05                           130,407
-------------------------------------------------------------------
         70,000    8.70%, 2/10/10                            80,181
-------------------------------------------------------------------
                                                            210,588
===================================================================
                   INDUSTRIAL - 0.62%
-------------------------------------------------------------------
        110,000    Auburn Hills Trust, 12.00%, 5/1/20       161,623
===================================================================
                   OIL - INTERNATIONAL - 0.37%
-------------------------------------------------------------------
         90,000    BHP Finance USA, 7.875%, 12/1/02          95,347
===================================================================
                   RETAIL - 0.81%
-------------------------------------------------------------------
        125,000    J.C. Penney, 6.50%, 6/15/02              124,337
-------------------------------------------------------------------
         80,000    May Department Stores,
                   8.375%, 8/1/24                            85,896
-------------------------------------------------------------------
                                                            210,233
===================================================================
                   UTILITY - ELECTRIC - 1.19%
-------------------------------------------------------------------
        120,000    Delmarva Power & Light,
                   7.71%, 6/1/25                            122,206
-------------------------------------------------------------------
         50,000    Idaho Power, 8.00%, 3/15/04               53,614
-------------------------------------------------------------------
         75,000    Potomac Edison, 8.00%, 6/1/24             78,000
-------------------------------------------------------------------
         50,000    Virginia Electric & Power,
                   8.625%, 10/1/24                           55,597
-------------------------------------------------------------------
                                                            309,417
===================================================================
                   UTILITY - NATURAL GAS - 0.44%
-------------------------------------------------------------------
        100,000    KN Energy, 9.625%, 8/1/21                114,604
===================================================================



              See Notes to Financial Statements on Pages 56 and 57

             ASSET MANAGEMENT PORTFOLIO III                      51
-------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
===================================================================
September 30, 1995 (unaudited)
PRINCIPAL
AMOUNT             DESCRIPTION                                VALUE
===================================================================
TOTAL CORPORATE DEBENTURES
(Cost $2,514,378)                                       $ 2,582,900
-------------------------------------------------------------------
                   CORPORATE DEBENTURE-
                   FOREIGN - 0.54%
-------------------------------------------------------------------
                   GERMANY - 0.54%
-------------------------------------------------------------------
     $  140,000    Norddeutsche Landesbank
                   6.875%, 3/10/03 (Cost $134,105)      $   140,438
===================================================================
                   ASSET-BACKED SECURITIES - 27.52%
-------------------------------------------------------------------
                   CORPORATE - 0.49%
-------------------------------------------------------------------
                   Standard Credit Card:
-------------------------------------------------------------------
     $   45,000    8.25%, 11/7/03                       $    48,712
-------------------------------------------------------------------
         75,000    7.25%, 4/7/06                             77,690
-------------------------------------------------------------------
                                                            126,402
===================================================================
                   U.S. GOVERNMENT & AGENCIES - 27.03%
-------------------------------------------------------------------
                   FHLMC: (d)
-------------------------------------------------------------------
        170,000    6.93%, 9/5/00                            171,526
-------------------------------------------------------------------
         30,279    8.50%, 3/1/23                             31,568
-------------------------------------------------------------------
        413,697    9.50%, 2/1/25                            419,906
-------------------------------------------------------------------
                   FNMA: (d)
-------------------------------------------------------------------
        379,937    6.00%, 1/1/01                            374,192
-------------------------------------------------------------------
        180,000    8.625%, 11/10/04                         193,252
-------------------------------------------------------------------
        228,089    7.00%, 5/1/09                            228,945
-------------------------------------------------------------------
        317,991    8.00%, 4/1/10                            326,930
-------------------------------------------------------------------
        413,697    7.00%, 1/1/24                            408,008
-------------------------------------------------------------------
      1,350,705    8.00%, 7/1/25                          1,381,096
-------------------------------------------------------------------
                   GNMA: (d)
-------------------------------------------------------------------
      1,367,798    6.50%, 9/15/23                         1,319,923
-------------------------------------------------------------------
      2,096,896    8.00%, 7/15/25                         2,155,839
-------------------------------------------------------------------
                                                          7,011,185
===================================================================
TOTAL ASSET-BACKED SECURITIES
(Cost $7,185,904)                                       $ 7,137,587
===================================================================
                   GOVERNMENTS FOREIGN - 1.03%
-------------------------------------------------------------------
                   CANADA - 0.47%
-------------------------------------------------------------------
     $  125,000    Manitoba, 6.125%, 1/19/04            $   121,006
===================================================================
                   ITALY - 0.20%
-------------------------------------------------------------------
         55,000    Republic of Italy, 6.875%, 9/27/23        50,256
===================================================================
                   NEW ZEALAND - 0.36%
-------------------------------------------------------------------
         80,000    New Zealand Government,
                   8.75%, 12/15/06                           93,939
===================================================================
TOTAL GOVERNMENTS FOREIGN
(Cost $ 256,003)                                        $   265,201
===================================================================
                   LONG-TERM U.S. TREASURY
                   SECURITIES - 21.22%
-------------------------------------------------------------------
                   U.S. TREASURY BONDS - 3.89%
-------------------------------------------------------------------
     $  476,000    8.125%, 8/15/19                      $   558,853
-------------------------------------------------------------------
        419,000    7.25%, 8/15/22                           450,425
-------------------------------------------------------------------
                                                          1,009,278
===================================================================
                   U.S. TREASURY NOTES - 17.33%
-------------------------------------------------------------------
         40,000    6.00%, 6/30/96                           400,687
-------------------------------------------------------------------
        150,000    7.50%, 12/31/96                          153,023
-------------------------------------------------------------------
      1,690,000    5.125%, 11/30/98                       1,650,661
-------------------------------------------------------------------
      2,142,000    7.25%, 8/15/04                         2,289,931
-------------------------------------------------------------------
                                                          4,494,302
===================================================================
TOTAL LONG-TERM U.S. TREASURY SECURITIES
(Cost $5,266,732)                                       $ 5,503,580
===================================================================


              See Notes to Financial Statements on Pages 56 and 57

              ASSET MANAGEMENT PORTFOLIO III                     52
              -----------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
===================================================================
September 30, 1995 (unaudited)

PRINCIPAL
AMOUNT             DESCRIPTION                                VALUE
===================================================================
                   SHORT-TERM INVESTMENTS  -  22.63%
-------------------------------------------------------------------
                   UNITED STATES TREASURY BILLS - 11.93%
-------------------------------------------------------------------
        $95,000    5.40%, 10/12/95 (c)                  $    94,848
-------------------------------------------------------------------
      2,000,000    5.42%, 12/21/95                        1,976,578
-------------------------------------------------------------------
      1,050,000    5.76%, 4/4/96                          1,021,510
-------------------------------------------------------------------
                                                          3,092,936
===================================================================
                   REPURCHASE AGREEMENT - 10.70%
-------------------------------------------------------------------
      2,774,224    Repurchase Agreement with Sanwa
                   Bank, Dated 9/29/95, 6.25%,
                   Principal and Interest in the
                   Amount of $2,775,187, Due 10/02/95,
                   (Collateralized by U.S. Treasury
                   Bonds, Par Value of $1,877,000,
                   12.75%, Due 11/15/10, Value
                   of $2,850,107)                         2,774,224
===================================================================
TOTAL SHORT-TERM INVESTMENTS
(Cost $5,864,075)                                       $ 5,867,160
===================================================================
TOTAL INVESTMENTS
(Cost $24,938,137)                            99.22%    $25,732,968
-------------------------------------------------------------------
Other Assets in Excess of Liabilities          0.78         203,263
-------------------------------------------------------------------
NET ASSETS                                   100.00%    $25,936,231
===================================================================


     NUMBER OF
     FUTURES                                         NET UNREALIZED
     CONTRACTS    DESCRIPTION                        (DEPRECIATION)
===================================================================
                   FUTURES CONTRACTS
-------------------------------------------------------------------
     1             S&P 500 December 1995 Short Futures
                   (Market Value $294,100)             $    (4,700)
-------------------------------------------------------------------
     6             U.S. Treasury December 1995 Short
                   Futures (Market Value $661,500)            (938)
-------------------------------------------------------------------
                                                       $    (5,638)
===================================================================

(a)  Non-Income Producing Security
(b)  Quarterly Floating Rate Note
(c)  Held as Collateral for Futures Contracts
(d)  The following abbreviations are used in the portfolio descriptions:

FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
GNMA - Government National Mortgage Association

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of this security amounted to $60,033 or 0.23% of net assets.

             See Notes to Financial Statements on Pages 56 and 57

             ASSET MANAGEMENT PORTFOLIOS                         56
             ------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (unaudited)
===================================================================

NOTE 1 - ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

A. Organization

The Asset Management Portfolio, Asset Management Portfolio II and Asset Management Portfolio III (each a "Portfolio", and collectively, the "Portfolios") are registered under the Investment Company Act of 1940 (the "Act"), as amended, as open-end management investment companies. The Asset Management Portfolio was organized on June 9, 1992 as an unincorporated trust under the laws of New York and commenced operations on September 16, 1993. The Asset Management Portfolio II was organized on October 28, 1992, as an unincorporated trust under the laws of New York and commenced operations on October 14, 1993. The Asset Management Portfolio III was organized on October 28, 1992 as an unincorporated trust under the laws of New York and commenced operations on October 15, 1993. The Declaration of Trust permits the Board of Trustees (the "Trustees") to issue beneficial interests in each of the Portfolios.

B. Security Valuation

The Portfolios' investments are valued each business day by an independent pricing service (the "Service") approved by the Trustees. Securities traded on national exchanges or traded in the NASDAQ National Market System are valued at the last sales prices reported at the close of business each day. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and asked prices. Short-term obligations with remaining maturities of 60 days or less are valued at amortized cost which with accrued interest approximates value. Securities for which quotations are not available are stated at fair value as determined by the Trustees.

C. Security Transactions and Interest Income

Security transactions are accounted for on a trade date basis (date the order to buy or sell is executed). Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis and includes amortization of premium and discount on investments. Realized gains and losses from securities transactions are recorded on the identified cost basis.

Each of the Portfolios may enter into repurchase agreements with financial institutions deemed to be creditworthy by the Portfolios' Investment Advisers, subject to the seller's agreement to repurchase such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the Portfolios' custodian, and pursuant to the terms of the repurchase agreement must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Portfolios will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Portfolios maintain the right to sell the underlying securities at market value and may claim any resulting loss against the seller.

All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolios are allocated pro rata among the investors in the Portfolios at the time of such determination.

D. Federal Income Taxes

It is each Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to it. Therefore, no federal income tax provision is required.

             ASSET MANAGEMENT PORTFOLIOS                         57
             ------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (unaudited)
===================================================================

Note 2 - FEES and TRANSACTIONS with AFFILIATES

The Portfolios have entered into an Administration and Services Agreement with Bankers Trust Company ("Bankers Trust"). Under this Administration and Services Agreement, Bankers Trust provides administrative, custody, transfer agency and shareholder services to each of the Portfolios in return for a fee computed daily and paid monthly at an annual rate of 0.10 of 1% of the Portfolios' average daily net assets. For the six months ended September 30, 1995, these fees aggregated $68,016, $16,512 and $11,981 for the Asset Management Portfolio, Asset Management Portfolio II andAsset Management Portfolio III, respectively.

The Portfolios have entered into an Advisory Agreement with Bankers Trust. Under this Advisory Agreement, Bankers Trust manages the Portfolios in accordance with the Portfolios' investment objective and stated investment policies in return for a fee computed daily and paid monthly at an annual rate of 0.65 of 1% of the Portfolios' average daily net assets. For the six months ended September 30, 1995, these fees aggregated $442,103, $107,330, and $77,879 for the Asset Management Portfolio, Asset Management Portfolio IIand Asset Management Portfolio III, respectively.

Bankers Trust has voluntarily undertaken to waive and reimburse expenses of each Portfolio, to the extent necessary, to limit all expenses to 0.60 of 1% of the average daily net assets of each Portfolio. For the six months ended September 30, 1995, expenses of the Asset Management Portfolio, Asset Management Portfolio II and Asset Management Portfolio III have been reduced $110,846, $28,750 and $21,826, respectively.

Certain trustees and officers of the Portfolios are also directors, officers and/or employees of Signature. None of the trustees so affiliated received compensation for services as trustee of the Portfolios. Similarly, none of the Portfolios' officers received compensation from the Portfolios.

NOTE 3 - PURCHASES AND SALES OF INVESTMENT SECURITIES

The aggregate cost of purchases and proceeds from sales of investments, other than short-term obligations, for the six months ended September 30, 1995, were as follows:


Portfolio                      Purchases                    Sales
---------                      ---------                    -----
Asset Management               $58,067,782               $40,012,378
Asset Management II             21,938,698                15,744,528
Asset Management III            18,352,445                17,366,459

The aggregate gross unrealized appreciation/depreciation for all investments, were as follows:

Portfolio                      Appreciation              Depreciation
---------                      ------------              ------------
Asset Management                $8,589,840                  $508,727
Asset Management II              1,239,562                   136,822
Asset Management III               920,111                   125,280

The Portfolio may enter into financial futures contracts as an investment technique designed to hedge against anticipated future change in general market prices which otherwise might either adversely affect the value of securities held by the Portfolio or adversely affect the prices of securities which are intended to be purchased at a later date for the Portfolio. Investment in financial futures require initial margin deposits which consist of cash or cash equivalents equal to approximately 5% to 10% of the contract amount. During the period the financial futures are open, changes in the value of the contracts are recognized by "mark to market" on a daily basis to reflect the market value of the contracts at the close of each day's trading. Accordingly, variation margin payments are made or received to reflect daily unrealized gains or losses. When the contracts are closed, the Portfolios recognize a realized gain or loss. The use of futures contracts involves elements of market risk in excess of amounts recognized in the statement of assets and liabilities.